Redeemable Noncontrolling Interests And Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interests Activities

The Company’s redeemable non-controlling interests activities for the year 2018 is summarized as follows:

	Year ended
	December 31, 2017	December 31, 2018
Beginning balance	—	—
Issuance of Fun Preferred Shares	—	97,019,860
Foreign exchange impacts	—	(1,061,206)
Accretion to redemption value of redeemable non-controlling interests	—	978,201
Ending balance	—	96,936,855